Label	Element	Value
Aberdeen Asia Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Asia Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Aberdeen Asia Bond Fund (the “Asia Bond Fund” or the “Fund”) seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 200 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 154-156 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Asia Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 93.16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.16%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Asia Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Asia Bond Fund seeks to achieve its objective by investing primarily in bonds and other debt securities of Asian issuers. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds of Asian issuers, as defined below, and derivatives that reflect the performance of bonds of Asian issuers. The portion of the Fund’s assets not invested in these investments may be invested in debt securities issued by the U.S. Government, its agencies and instrumentalities, U.S. companies and multinational organizations, such as the Asian Development Bank, as well as non-Asian derivatives and other assets. The Fund may invest without limit in emerging markets and in issuers of any market capitalization, including start-ups.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy, the market value of the derivative would be included to meet the 80% minimum. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the Asia Bond Fund.

An issuer is generally considered to be an Asian issuer if it: (a) is a government or government-related body of an Asian country and/or (b) is a company that Fund management has determined meets one or more of the following criteria: the company (i) is organized under the laws of, or has its principal office in a country in Asia; (ii) has its principal securities trading market in a country in Asia; (iii) alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country in Asia; and/or (iv) issues securities denominated in the currency of an Asian country.  For the purposes of the Fund’s investments, Asia currently includes Bangladesh, Brunei, China, Hong Kong, India, Indonesia, Japan, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Nepal, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

The investment team bases its investment decisions on a combination of fundamental economic and market factors, incorporating an assessment of interest rate and currency factors as well as issuer credit quality. The Fund invests where the interest rate, currency and credit opportunities appear attractive on a risk adjusted basis. The Fund intends to invest in securities of issuers representing a range of countries and ratings. The Fund may invest in debt securities of any quality, including debt securities rated as low as C by Moody’s Investors Service (“Moody’s”) or D by Standard & Poor’s Rating Services (“S&P”), or, if unrated, deemed by the Adviser to be of comparable quality. Securities rated C by Moody’s can be regarded as having extremely poor prospects of ever attaining any real investment standing. Securities rated D by S&P are in payment default.  A bond is considered below investment grade (sometimes referred to as “junk bonds” or high yield securities) if rated to below investment grade by Moody’s (below Baa3), S&P (below BBB-), or Fitch, Inc. (“Fitch”) (below BBB-) or, if unrated, determined by the Adviser to be of comparable quality.  The Fund currently intends to maintain an average portfolio credit rating of BB- or the equivalent based on ratings of the nationally recognized statistical rating organizations or, if unrated, determined by the Adviser to be of comparable quality.

The investment team seeks to achieve the Fund’s objective through active management of the Fund’s country allocation, duration and curve, credit allocations and currency exposures. A top-down analysis is performed to determine the portion of portfolio assets to be invested in Asian sovereign or corporate bonds in Asian local currency denominations or U.S. Dollars and the size and composition of the Fund’s interest rate and currency exposure. Then, the investment team determines the allocation of assets to particular countries and sectors in the region and finally, individual securities are selected by evaluating the industry and business profile of the issuer, the financial profile of the issuer, the structure and subordination of the security and other relevant factors. The investment team intends to enhance return by managing currency exposure, which may involve hedging transactions as well as speculating in comparative changes in currency exchange rates. The Fund’s exposure to a currency can exceed the value of the Fund’s securities denominated in that currency and may exceed the value of the Fund’s assets. Currency positions will be based on the investment team’s analysis of relevant global and regional macroeconomic and other factors. The Fund has no stated maturity or duration policy and the average effective maturity or duration may change. The Adviser has implemented proprietary risk management systems to monitor the Fund to protect against loss through overemphasis on a particular issuer, country or currency.

The Fund may hedge or take speculative positions in currencies. To gain or hedge exposure to currencies, the Fund may use futures, forwards, options or swaps.

The Fund may invest in all types of bonds, including:

•                  certificates of deposit and other bank obligations;

•                  corporate bonds, debentures and notes;

•                  convertible debt securities;

•                  credit linked notes;

•                  government securities;

•                  loans or similar extensions of credit;

•                  mortgage-backed and asset-backed securities;

•                  private placements including securities issued under Rule 144A and/or Regulation S (“Regulation S Securities”); and

•                  repurchase agreements involving portfolio securities.

The Fund primarily holds securities denominated in Asian currencies or in U.S. Dollars, although it may hold currencies in order to achieve its objective.

The Asia Bond Fund is non-diversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

The Fund may invest up to:

•                  25% of assets in the securities of any one foreign government, its agencies, instrumentalities and political subdivisions;

•                  50% of assets in bonds of issuers located in any single foreign country; and

•                  100% of net assets in emerging markets and in bonds rated below investment grade.

The Fund may engage in other investment practices that include the use of options, futures, swaps and other derivative securities. A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. The Fund may attempt to take advantage of pricing inefficiencies in these securities. The Fund may engage in derivative transactions involving a variety of underlying instruments, including currencies, debt securities, securities indexes, futures and options on swaps (commonly referred to as swaptions). In particular, the Fund may engage in interest rate and currency futures, credit default swaps, cross-currency swaps, and interest rate swaps; options on futures and interest rate swaps, certificates of deposit or currencies; and forwards on currencies.

The Fund may use these derivative techniques for a wide variety of purposes, including, but not limited to, the following:

•                  to manage the Fund’s interest rate, credit and currency exposure;

•                  as a substitute for taking a position in the underlying asset (where the manager feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

•                  to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure);

•                  as a hedging strategy;

•                  to seek to increase total returns (which is considered a speculative practice); and

•                  to take short positions via derivatives in securities, interest rates, credits, currencies and markets.

The Fund may write uncovered (or so-called “naked”) options as well as engage in other futures and derivative strategies. The Fund may attempt to hedge its investments in order to mitigate risk, but it is not required to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Asia Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Asset-Backed Securities — Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Corporate Bonds — Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.  Corporate bonds can decline in value in response to changes in the financial condition of the issuer and involve a risk of loss in case of issuer default or insolvency.

Country/Regional Focus Risk — Significant exposure to a single country or geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted country or geographical region likely will have a greater effect on portfolio performance than they would in a more geographically diversified fund.

Credit Risk — A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Derivatives Risk (including Options, Futures and Swaps) — Derivatives are speculative and may hurt the Fund’s performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk — To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk — Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk — The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk — Derivative transactions depend on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.

Emerging Markets Risk — A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Extension Risk — Principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Foreign Currency Exposure Risk —The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Asian Risk. Parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

China Risk. Concentrating investments in China and Hong Kong subjects the Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards.

High-Yield Bonds and Other Lower-Rated Securities Risk — The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Illiquid Securities Risk — Illiquid securities are assets which may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment on its books and may include such securities as those not registered under U.S. securities laws or securities that cannot be sold in public transactions. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid securities and relatively less liquid securities may also be difficult to value.  Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

The Fund employs proprietary procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of its portfolio holdings. The Fund’s procedures and tests take into account relevant market, trading and other factors, and monitor whether liquidity assessments should be adjusted based on changed market conditions. These procedures and tests are designed to assist the Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable the Fund to ensure that it has sufficient liquidity to meet redemption requests.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Interest Rate Risk — The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.  In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Mid-Cap Securities Risk — Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of larger companies.

Non-Diversified Fund Risk — Because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Prepayment Risk — As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income.

Private Placements and Other Restricted Securities Risk — Investments in private placements and other restricted securities, including Regulation S Securities and Rule 144A Securities, could have the effect of increasing the Fund’s level of illiquidity. Private placements and restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Financials Sector Risk.  To the extent that the financials sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.  Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Securities Selection Risk — The investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

Sovereign Debt Risk — Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of a foreign government’s debt securities held by the Fund and impact an issuer’s ability and willingness to pay interest or repay principal when due. The Fund may have limited recourse to compel payment in the event of a default.  A foreign government’s default on its debt securities may cause the value of securities held by the Fund to decline significantly.

Small-Cap Securities Risk — Stocks of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk — The lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments decreases, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below can help you evaluate potential risks of the Asia Bond Fund. The bar chart shows how the Fund’s annual total returns for the Institutional Class shares have varied from year to year. The returns in the table reflect the maximum sales charge for Class A.  The table compares the Fund’s average annual total returns to the returns of the HSBC Asian Local Bond Index™, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Asia Bond Fund for periods prior to July 20, 2009 reflect the performance of a predecessor fund (the “Predecessor Fund”). The Asia Bond Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Asia Bond Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Asia Bond Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The returns presented for Class A, Class C and Class R prior to the commencement of operations of Class A, Class C and Class R (inception date: February 27, 2012) are based on the previous performance of the Fund’s Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.  Returns would only differ to the extent of the differences in expenses between the two classes.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Asia Bond Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Institutional Class Shares (Years Ended Dec. 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Return: 12.66% - 2nd quarter 2009 Lowest Return: -5.76% - 2nd quarter 2013
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.76%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table reflect the maximum sales charge for Class A.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2015
Aberdeen Asia Bond Fund | HSBC Asian Local Bond Index™ (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Aberdeen Asia Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 522
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	737
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,638
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Aberdeen Asia Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	559
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,118
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	559
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,118
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Aberdeen Asia Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	682
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,507
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Aberdeen Asia Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	256
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,035
Annual Return 2008	rr_AnnualReturn2008	(11.39%)
Annual Return 2009	rr_AnnualReturn2009	22.34%
Annual Return 2010	rr_AnnualReturn2010	12.54%
Annual Return 2011	rr_AnnualReturn2011	1.69%
Annual Return 2012	rr_AnnualReturn2012	10.79%
Annual Return 2013	rr_AnnualReturn2013	(7.17%)
Annual Return 2014	rr_AnnualReturn2014	3.56%
Annual Return 2015	rr_AnnualReturn2015	(2.71%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Aberdeen Asia Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Aberdeen Asia Bond Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Aberdeen Asia Bond Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	494
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,103
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Other Expenses have been restated to reflect current fees.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.70% for all Classes of the Fund. This contractual limitation may not be terminated before February 28, 2017 without the approval of the Board of Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.